Cover	Jan. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2026
Entity File Number	000-54658
Entity Registrant Name	MAGELLAN COPPER & GOLD CORP.
Entity Central Index Key	0001515317
Entity Tax Identification Number	27-3566922
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	602 Cedar Street
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Wallace
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83873
City Area Code	208
Local Phone Number	556-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false